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[K&L GATES LOGO]                 Kirkpatrick & Lockhart Perston Gates Ellis LLP
                                 1601 K Street NW
                                 Washington, DC 20006-1600

                                 T 202.778.9000 www.klgates.com

                         Diane E. Ambler
                         202.778.9886
                         Fax: 202.778.9100
                         diane.ambler@klgates.com

April 7, 2011

EDGAR FILING

United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

      Re:   Metropolitan Life Insurance Company of Connecticut
            Form S-1 Registration Statement
            File No. 333-156920

Dear Sir or Madam:

      On behalf of MetLife Insurance Company of Connecticut ("MICC"), transmitted herewith for filing, pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the "1933 Act") and Rule 101(a) of Regulation S-T, is Post-Effective Amendment No. 3 (the "Amendment") on Form S-1 to the above-referenced Registration Statement under the 1933 Act with respect to the Fixed Annuity, which has a market value adjustment feature. The Amendment contains, pursuant to Rule 429 under the 1933 Act, a single prospectus that includes all of the information that currently would be required in a prospectus relating to the Registration Statement, as well as the registration statement filed under File Nos. 333-138473, 333-132233 and 333-103909, and serves as an amendment to each such registration statement.

      The purposes of this Amendment are to (i) include the financial statements required by Form S-1 and (ii) make minor conforming changes.

      MICC requests, pursuant to Section 8(c) of the 1933 Act, that the Commission declare the Amendment effective April 29, 2011 or as soon thereafter as practicable.

      This transmission contains conformed signature pages, the manually signed originals of which are maintained at MICC's offices.

                                    Sincerely,

                                    /s/ Diane E. Ambler
                                    ------------------------------------
                                    Diane E. Ambler

Enclosure

cc     Alison White, SEC